Principal Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets - current:
Accrued expenses	$ 1,186	$ 979
Product warranty provision	13	1
Allowance for doubtful accounts	101	61
Inventory provision	699	299
Net operating losses carry forwards		201
Less: Valuation allowance	(1,999)	(1,334)
Net deferred tax assets - current		207
Deferred tax assets - non-current:
Depreciation and amortization	270	204
Net operating loss carry forwards	5,881	10,346
Less: Valuation allowance	(6,151)	(10,547)
Net deferred tax assets non-current		3
Deferred tax liability - non-current:
Acquired intangible asset		$ 106